Securities Act Registration No. 333-221072
Investment Company Act Registration No. 811-23306

As filed with the Securities and Exchange Commission on July 18, 2025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☒	Post-Effective Amendment No. 159

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 162

(Check appropriate box or boxes.)

Collaborative Investment Series Trust
(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch Parkway
Building 700, Unit 700
Reno, NV 89521
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 440-922-0066

Northwest Registered Agent Service, Inc.
8 The Green, Suite B
Dover, Delaware 19901
(Name and Address of Agent for Service)

With copy to:

Andrew J. Davalla, Thompson Hine LLP
3900 Key Center
127 Public Square
Cleveland, Ohio 44114

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On July 24, 2025 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ On (date) pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 157 to its Registration Statement that was filed on May 22, 2025 with respect to the Goose Hollow Multi-Strategy Income ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 157 under the Securities Act of 1933 and Amendment No. 160 under the Investment Company Act of 1940, as amended, filed on May 22, 2025, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cleveland, State of Ohio on the 18th day of July 2025.

Collaborative Investment Series Trust

By:	Gregory Skidmore*
Gregory Skidmore President and Principal Executive Officer

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities on July 18, 2025.

Name	Title
Gregory Skidmore*	President, Principal Executive Officer, Trustee
Dean Drulias*	Trustee
Shawn Orser*	Trustee
Fredrick Stoleru*	Trustee
William McCormick*	Treasurer and Principal Financial Officer
Ronald Young Jr.*	Trustee

*By:	/s/ Andrew Davalla
Andrew Davalla (Pursuant to Powers of Attorney)